Stock Options - Summary of Additional information regarding stock options outstanding (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares		Dec. 31, 2020 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Customers	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options outstanding	8,512,206		3,852,639		3,852,639	1,513,500	1,513,500
Stock options exercisable	5,619,910		2,995,267
Exercise Price One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 4.65			$ 9.07
Stock options outstanding	8,175		5,000
Stock options exercisable	8,175
Expiry date	Jan. 05, 2022	[1]	Dec. 07, 2023
Exercise Price Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 4.65			0.25
Stock options outstanding	16,800		1,009,000
Stock options exercisable	16,800		1,009,000
Expiry date	Feb. 04, 2022	[1]	Dec. 31, 2024
Exercise Price Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03			0.25
Stock options outstanding	5,000		1,262,500
Stock options exercisable	5,000		1,262,500
Expiry date	Feb. 04, 2022	[1]	Jan. 01, 2025
Exercise Price Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25			0.25
Stock options outstanding	7,000		325,000
Stock options exercisable	7,000		305,000
Expiry date	Feb. 13, 2022	[1]	Jun. 17, 2025
Exercise Price Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25			1.31
Stock options outstanding	5,000		110,000
Stock options exercisable	5,000		73,333
Expiry date	Mar. 04, 2022	[2]	Jun. 24, 2025
Exercise Price Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03			1.56
Stock options outstanding	5,000		50,000
Stock options exercisable	5,000		33,333
Expiry date	Mar. 04, 2022	[1]	Aug. 07, 2025
Exercise Price Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.68			1.65
Stock options outstanding	250,000				30,000
Stock options exercisable	250,000		10,000
Expiry date	Mar. 08, 2022	[1]	Sep. 04, 2025
Exercise Price Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 6.21			1.7
Stock options outstanding	250,000				5,506
Stock options exercisable	250,000
Expiry date	Mar. 08, 2022	[1]	Sep. 17, 2025
Exercise Price Nine [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03			1.68
Stock options outstanding	425,000				250,000
Stock options exercisable	425,000		166,667
Expiry date	Mar. 08, 2022	[1]	Sep. 21, 2025
Exercise Price Ten [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03			1.6
Stock options outstanding	16,667				100,000
Stock options exercisable	16,667		33,333
Expiry date	Mar. 10, 2022	[1]	Oct. 07, 2025
Exercise Price Eleven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.1			1.74
Stock options outstanding	10,000				33,333
Stock options exercisable	10,000		16,667
Expiry date	Mar. 10, 2022	[1]	Oct. 13, 2025
Exercise Price Twelve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25			4.65
Stock options outstanding	3,000				522,300
Stock options exercisable	3,000		85,434
Expiry date	Mar. 20, 2022	[1]	Nov. 24, 2025
Exercise Price Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.41			$ 8.86
Stock options outstanding	15,000				150,000
Stock options exercisable	7,500
Expiry date	Oct. 07, 2022		Dec. 05, 2025
Exercise Price Fourteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 9.07
Stock options outstanding	5,000
Stock options exercisable	5,000
Expiry date	Dec. 07, 2023
Exercise Price Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 6.21
Stock options outstanding	390,000
Stock options exercisable	130,000
Expiry date	Jan. 04, 2024
Exercise Price Sixteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.1
Stock options outstanding	30,000
Stock options exercisable	9,999
Expiry date	Jan. 26, 2024
Exercise Price Seventeen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03
Stock options outstanding	710,000
Stock options exercisable	278,330
Expiry date	Jan. 29, 2024
Exercise Price Eighteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 6.73
Stock options outstanding	75,000
Stock options exercisable	25,000
Expiry date	Feb. 16, 2024
Exercise Price Nineteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 5.72
Stock options outstanding	35,000
Stock options exercisable	22,083
Expiry date	Mar. 08, 2024
Exercise Price Twenty [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.7
Stock options outstanding	503,958
Stock options exercisable	0
Expiry date	Jul. 15, 2024
Exercise Price Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25
Stock options outstanding	948,500
Stock options exercisable	948,500
Expiry date	Dec. 31, 2024
Exercise Price Twenty Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25
Stock options outstanding	1,198,000
Stock options exercisable	1,198,000
Expiry date	Jan. 01, 2025
Exercise Price Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.25
Stock options outstanding	85,000
Stock options exercisable	85,000
Expiry date	Jun. 17, 2025
Exercise Price Twenty Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.31
Stock options outstanding	100,000
Stock options exercisable	100,000
Expiry date	Jun. 24, 2025
Exercise Price Twenty Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.56
Stock options outstanding	50,000
Stock options exercisable	50,000
Expiry date	Aug. 07, 2025
Exercise Price Twenty Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.65
Stock options outstanding	30,000
Stock options exercisable	30,000
Expiry date	Sep. 04, 2025
Exercise Price Twenty Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.7
Stock options outstanding	5,506
Stock options exercisable	5,506
Expiry date	Sep. 17, 2025
Exercise Price Twenty Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.6
Stock options outstanding	100,000
Stock options exercisable	100,000
Expiry date	Oct. 07, 2025
Exercise Price Twenty Nine [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 4.65
Stock options outstanding	454,600
Stock options exercisable	454,600
Expiry date	Nov. 24, 2025
Exercise Price Thrity [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 8.86
Stock options outstanding	150,000
Stock options exercisable	150,000
Expiry date	Dec. 05, 2025
Exercise Price Thrity One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.03
Stock options outstanding	1,875,000
Stock options exercisable	518,750
Expiry date	Jan. 29, 2026
Exercise Price Thrity Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 6.21
Stock options outstanding	500,000
Stock options exercisable	500,000
Expiry date	Mar. 04, 2026
Exercise Price Thrity Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.7
Stock options outstanding	150,000
Stock options exercisable	0
Expiry date	Jul. 15, 2026
Exercise Price Thrity Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.41
Stock options outstanding	100,000
Stock options exercisable	0
Expiry date	Oct. 07, 2026

[1]	Expired subsequently
[2]	Exercised subsequently